Dividends (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Dividends Payable

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

2012	Cash dividends (1)

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	30	12,173
Thirteenth series class XIII preferred stock	45	1,651
Common stock	9	202,684

Total		216,508

2013	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	7,451
Thirteenth series class XIII preferred stock	30	1,101
Common stock	6	144,170

Total		152,722

Notes:

(1)	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
(2)	Dividends paid on treasury stock are excluded.